Summary of Significant Accounting Policies - Schedule of Type of Customers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 37,981,619	$ 45,343,698
Direct Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,060,305	3,370,827
Distributors [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 34,921,314	$ 41,972,871